Organization	12 Months Ended
Dec. 31, 2016
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Organization

Note 1—Organization

PennyMac Mortgage Investment Trust (“PMT” or the “Company”) was organized in Maryland on May 18, 2009, and commenced operations on August 4, 2009, when it completed its initial offerings of common shares of beneficial interest (“common shares”). The Company is a specialty finance company, which, through its subsidiaries (all of which are wholly-owned), invests primarily in residential mortgage-related assets.

The Company operates in four segments: correspondent production, credit sensitive strategies, interest rate sensitive strategies and corporate:

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The correspondent production segment represents the Company’s operations aimed at serving as an intermediary between mortgage lenders and the capital markets by purchasing, pooling and reselling newly originated prime credit quality mortgage loans either directly or in the form of MBS using the services of PNMAC Capital Management, LLC (“PCM” or the “Manager”) and PennyMac Loan Services, LLC (“PLS”), both indirect controlled subsidiaries of PennyMac Financial Services, Inc. (“PFSI”).

Most of the mortgage loans the Company has acquired in its correspondent production activities have been eligible for sale to government-sponsored entities such as the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”) or through government agencies such as the Government National Mortgage Association (“Ginnie Mae”). Fannie Mae, Freddie Mac and Ginnie Mae are each referred to as an “Agency” and, collectively, as the “Agencies.”

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The credit sensitive strategies segment represents the Company’s investments in distressed mortgage loans, real estate acquired in settlement of mortgage loans (“REO”), credit risk transfer agreements (“CRT Agreements”), non-Agency subordinated bonds and small balance commercial real estate mortgage loans.

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The interest rate sensitive strategies segment represents the Company’s investments in mortgage servicing rights (“MSRs”), excess servicing spread (“ESS”), Agency and senior non-Agency MBS and the related interest rate hedging activities.

•	The corporate segment includes certain interest income, management fee and corporate expense amounts.

The Company conducts substantially all of its operations and makes substantially all of its investments through its subsidiary, PennyMac Operating Partnership, L.P. (the “Operating Partnership”), and the Operating Partnership’s subsidiaries. A wholly-owned subsidiary of the Company is the sole general partner, and the Company is the sole limited partner, of the Operating Partnership.

The Company believes that it qualifies, and has elected to be taxed, as a real estate investment trust (“REIT”) under the Internal Revenue Code of 1986, as amended, beginning with its taxable period ended on December 31, 2009. To maintain its tax status as a REIT, the Company has to distribute at least 90% of its taxable income in the form of qualifying distributions to shareholders.